UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             3Bridge Capital LLC
Address:          650 California Street, 30th Floor
                  San Francisco, CA  94108


Form 13F File Number:  28-06407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steven E. Cutcliffe
Title:            President
Phone:            415/229-8733

Signature, Place, and Date of Signing:

                  Steven E. Cutcliffe          San Francisco, CA       11/08/01
                  -------------------          -----------------       --------
                  [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[ X ]    13F  HOLDINGS  REPORT.  (Check here if all  holdings of this  reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[   ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                                  --------

Form 13F Information Table Entry Total:                 76
                                                  --------

Form 13F Information Table Value Total:           $506,441
                                                  --------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                           3Bridge Capital
                                                              FORM 13F
                                                              30-Sep-01

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole  Shared    None
---------------------------- --------   ----------      ---------    ---------  --- ---- ----------------       --------------------
Abbott Labs Com              COM        002824100             207       4,000    SH        SOLE                  800           3,200
Adaptec Inc Com              COM        00651F108              95      12,140    SH        SOLE                4,840           7,300
AFLAC Inc                    COM        001055102          17,726     656,504    SH        SOLE              545,384         111,120
Albertsons Inc               COM        013104104             643      20,175    SH        SOLE                6,200          13,975
Amer. Home Prods             COM        026609107          12,828     220,215    SH        SOLE              202,765          17,450
American Intl Grp            COM        026874107          20,543     263,376    SH        SOLE              215,487          47,889
Anheuser Busch Cos           COM        035229103           2,069      49,393    SH        SOLE               17,952          31,441
AOL Time Warner              COM        00184A105             326       9,854    SH        SOLE                4,684           5,170
Asia Global Crossing         COM        g05330108              63      28,150    SH        SOLE                9,050          19,100
AT&T Corp                    COM        001957109          17,319     897,348    SH        SOLE              797,755          99,593
Berkshire Hathaway Cl A      COM        084670108           1,890          27    SH        SOLE                   27               0
BP P L C                     COM        055622104             481       9,780    SH        SOLE                9,180             600
Cadence Design               COM        127387108             221      13,258    SH        SOLE                8,458           4,800
Chevron Corporation          COM        166751107          14,060     165,900    SH        SOLE              146,600          19,300
Cisco Sys Inc                COM        17275R102             399      32,730    SH        SOLE               19,810          12,920
Citigroup Inc                COM        172967101          15,490     382,469    SH        SOLE              333,307          49,162
Clorox Co                    COM        189054109             300       8,100    SH        SOLE                5,600           2,500
Coca Cola Co                 COM        191216100           1,363      29,096    SH        SOLE               16,746          12,350
Colgate Palmolive            COM        194162103           4,117      70,672    SH        SOLE               41,072          29,600
Computer Assoc               COM        204912109          14,708     571,400    SH        SOLE              504,950          66,450
Computer Sciences            COM        205363104          11,511     347,020    SH        SOLE              302,720          44,300
Dell Computer                COM        247025109           8,380     452,214    SH        SOLE              397,489          54,725
E Trade Grp                  COM        269246104             663     109,555    SH        SOLE                4,300         105,255
El Paso Corp                 COM        28336l109             462      11,126    SH        SOLE                    0          11,126
EMC Corp                     COM        268648102           1,496     127,304    SH        SOLE              111,650          15,654
Enron Corp                   COM        293561106           1,778      65,307    SH        SOLE               47,733          17,574
Exxon Mobil Corp             COM        30231g102          16,790     426,132    SH        SOLE              379,932          46,200
Federal Natl Mtg             COM        313586109          17,889     223,445    SH        SOLE              192,520          30,925
Franklin Res                 COM        354613101           1,187      34,243    SH        SOLE               19,304          14,939
Freddie Mac                  COM        313400301           1,768      27,194    SH        SOLE               15,294          11,900
General Electric             COM        369604103          15,236     409,566    SH        SOLE              324,014          85,552
Global Crossing              COM        G3921A100           1,438     798,918    SH        SOLE              706,368          92,550
Hewlett-Packard              COM        428236103             222      13,830    SH        SOLE                8,526           5,304
IBM Corp                     COM        459200101             622       6,780    SH        SOLE                3,980           2,800
Intel Corp                   COM        458140100           9,004     440,530    SH        SOLE              356,670          83,860
Johnson & Johnson            COM        478160104           7,135     128,795    SH        SOLE              114,037          14,758
Kimberly Clark               COM        494368103             738      11,900    SH        SOLE                3,900           8,000
Liberty Media Corp           COM        530718105          15,547   1,224,150    SH        SOLE            1,078,550         145,600
Lucent Tech                  COM        549463107           9,181   1,602,295    SH        SOLE            1,410,972         191,323
Metromedia Intl              COM        591695101              29      24,000    SH        SOLE                8,400          15,600
Microsoft Corp               COM        594918104          15,624     305,342    SH        SOLE              267,731          37,611
Morgan Stanley               COM        617446448             226       4,883    SH        SOLE                3,800           1,083
Nuance Communications Com    COM        669967101             150      23,050    SH        SOLE                    0          23,050
Office Depot                 COM        676220106          25,170   1,850,700    SH        SOLE            1,606,000         244,700
Omnicom Group                COM        681919106           3,449      53,150    SH        SOLE               35,100          18,050
Oracle Corp                  COM        68389X105           1,617     128,545    SH        SOLE               18,347         110,198
Park Place Ent.              COM        700690100           9,373   1,278,750    SH        SOLE            1,114,750         164,000
Paxson Commun                COM        704231109              95      13,180    SH        SOLE                4,925           8,255
Pepsico Inc                  COM        713448108           3,070      63,295    SH        SOLE               33,595          29,700
Pfizer Inc                   COM        717081103             718      17,904    SH        SOLE               16,904           1,000
Pharmacia Corp               COM        71713U102           9,081     223,884    SH        SOLE              197,025          26,859
Phillips Pete Co             COM        718507106          20,688     383,530    SH        SOLE              338,330          45,200
Procter & Gamble             COM        742718109           1,564      21,480    SH        SOLE               11,310          10,170
Qwest Comm.                  COM        749121109          14,317     857,317    SH        SOLE              745,562         111,755
Safeguard Scientific         COM        786449108              21      12,000    SH        SOLE                7,600           4,400
SBC Comm.                    COM        78387G103             865      18,354    SH        SOLE               13,440           4,914
Schering Plough Corp         COM        806605101           3,004      80,960    SH        SOLE               49,610          31,350
Solectron Corp               COM        834182107           7,829     672,036    SH        SOLE              560,536         111,500
SPDR Tr Unit                 COM        78462F103             397       3,805    SH        SOLE                2,000           1,805
Sprint Corp                  COM        852061100          13,874     577,850    SH        SOLE              489,175          88,675
State Street Corp            COM        857477103           1,754      38,550    SH        SOLE               24,150          14,400
Storage Tech                 COM        862111200             144      11,460    SH        SOLE                4,660           6,800
Sun Microsystems             COM        866810104           1,505     182,042    SH        SOLE              178,242           3,800
Texas Instruments            COM        882508104           4,190     167,733    SH        SOLE              146,500          21,233
Transocean Sedco             COM        G90078109          11,394     431,596    SH        SOLE              387,560          44,036
Tricon Global Rest           COM        895953107          21,346     544,270    SH        SOLE              479,260          65,010
Triton Network Systems Inc   COM        896775103              58      77,083    SH        SOLE                    0          77,083
Tyco Intl Ltd New Com        COM        902124106             338       7,418    SH        SOLE                    0           7,418
United Global                COM        913247508           2,569   1,107,533    SH        SOLE              947,633         159,900
US Bancorp                   COM        902973304          14,901     671,800    SH        SOLE              590,900          80,900
Vodafone                     COM        92857W100           1,008      45,915    SH        SOLE               36,250           9,665
Wal Mart Stores              COM        931142103          17,572     354,980    SH        SOLE              321,180          33,800
Walgreen Co                  COM        931422109           5,680     164,970    SH        SOLE               78,670          86,300
Washington Mutual            COM        939322103           9,312     242,000    SH        SOLE              211,700          30,300
Wells Fargo & Co             COM        949746101          21,168     476,225    SH        SOLE              408,425          67,800
WorldCom                     COM        98157D106          16,448   1,093,632    SH        SOLE              976,507         117,125

Total                                                          76     506,441